SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS

For the Allspring Spectrum Aggressive Growth Fund
Allspring Spectrum Conservative Growth Fund
Allspring Spectrum Growth Fund
Allspring Spectrum Income Allocation Fund
Allspring Spectrum Moderate Growth Fund
(each a “Fund”, together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Spectrum Aggressive Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses[2]	1.02%	1.77%
Fee Waivers	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers3,[2]	1.01%	1.76%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
3.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.74% for Class A and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$672	$279	$179
3 Years	$880	$555	$555
5 Years	$1,105	$957	$957
10 Years	$1,750	$2,082	$2,082
Spectrum Conservative Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses[1]	1.12%	1.87%
Fee Waivers	(0.03)%	(0.03)%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.09%	1.84%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.74% for Class A, and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$680	$287	$187
3 Years	$905	$582	$582
5 Years	$1,151	$1,005	$1,005
10 Years	$1,855	$2,185	$2,185
Spectrum Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses[1]	1.08%	1.83%
Fee Waivers	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.03%	1.78%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.74% for Class A, and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$674	$281	$181
3 Years	$889	$566	$566
5 Years	$1,127	$981	$981
10 Years	$1,808	$2,139	$2,139
Spectrum Income Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.55%	0.55%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Acquired Fund Fees and Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses[1]	1.10%	1.85%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.04%	1.79%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.74% for Class A, and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$675	$282	$182
3 Years	$893	$570	$570
5 Years	$1,135	$989	$989
10 Years	$1,828	$2,159	$2,159
Spectrum Moderate Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Acquired Fund Fees and Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses[1]	1.04%	1.79%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.04%	1.79%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.74% for Class A, and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$675	$282	$182
3 Years	$887	$563	$563
5 Years	$1,116	$970	$970
10 Years	$1,773	$2,105	$2,105

June 30, 2023	SUP4330 06-23